Annual Total Returns - BlackRock LifePath Dynamic 2060 Fund (Class K Shares) [BarChart] - Class K - BlackRock LifePath Dynamic 2060 Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2018	(8.45%)
Annual Return 2019	26.74%
Annual Return 2020	14.62%